Finance and investment income, finance costs and revaluation and retranslation of financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Finance and investment income, finance costs and revaluation and retranslation of financial instruments [Abstract]
Summary of Finance and investment income, finance costs and revaluation and retranslation of financial instruments
Finance and investment income includes:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Income from equity investments	20.1	5.0
Interest income	35.4	25.1
	55.5	30.1
Finance costs include:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Interest payable and similar charges	98.9	101.5
Interest expense related to lease liabilities	46.0	45.7
	144.9	147.2
Revaluation and retranslation of financial instruments include:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Movements in fair value of treasury instruments	1.9	4.7
Premium on the early repayment of bonds	—	(13.1)
Revaluation of investments held at fair value through profit or loss	9.0	30.5
Revaluation of put options over non-controlling interests	19.6	(44.4)
Revaluation of payments due to vendors (earnout agreements)	(1.1)	(9.4)
Retranslation of financial instruments	3.7	19.6
	33.1	(12.1)